Debt - Schedule of Company's future minimum principal payments under its debt arrangements (Details) - USD ($) $ in Thousands	Jul. 30, 2025	Jun. 30, 2025	Dec. 31, 2024	Dec. 31, 2023
Registration Payment Arrangement [Line Items]
2025		$ 14,927	$ 17,181
2026		57,007	17,267
2027		808	808
2028		45	45
Total principal debt payments and final payment fee		72,787	35,301
Debt unamortized debt discount		(228)	(449)
Debt instruemnt final payment fee		(246)	(486)
Debt, current portion	$ (30,300)	(30,310)	(16,792)	$ (5,193)
Debt, net of current portion		42,003	$ 17,574
Secured Debt [Member]
Registration Payment Arrangement [Line Items]
2026		39,740
Total principal debt payments and final payment fee		39,740
Debt, net of current portion		39,740
Other Debt [Member]
Registration Payment Arrangement [Line Items]
2025		14,927
2026		17,267
2027		808
2028		45
Total principal debt payments and final payment fee		33,047
Debt unamortized debt discount		(228)
Debt instruemnt final payment fee		(246)
Debt, current portion		(30,310)
Debt, net of current portion		$ 2,263